SHARE INCENTIVE PLAN - Summary of nonvested shares (Details) - Nonvested shares - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of nonvested shares outstanding
Nonvested shares outstanding at the beginning	383,534
Granted	333,750
Vested	(134,408)
Nonvested shares outstanding at the end	582,876	383,534
Weighted average grant date fair value
Outstanding at beginning of year	$ 11.05
Granted	3.03	$ 6.63	$ 20.16
Vested	12.12
Outstanding at end of year	$ 6.21	$ 11.05
Aggregate intrinsic value	$ 1,381	$ 2,090
Share-based compensation expenses relating to nonvested shares	1,732	$ 1,893	$ 1,878
Total unrecognized compensation expenses relating to unvested nonvested shares	$ 1,610
Total unrecognized compensation expenses relating to unvested nonvested shares expected to be recognized over weighted average period	1 year 6 months 29 days